Shareholder Report, Holdings (Details)	Oct. 31, 2024
BNY Mellon Opportunistic Municipal Securities Fund - Class A | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | Water & Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.60%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.70%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Opportunistic Municipal Securities Fund - Class A | Net Other Assets and Liabilities one [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | Water & Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.60%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.70%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Opportunistic Municipal Securities Fund - Class C | Net Other Assets and Liabilities one [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | Water & Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.60%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.70%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Opportunistic Municipal Securities Fund - Class I | Net Other Assets and Liabilities one [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | Water & Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.60%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.70%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Opportunistic Municipal Securities Fund - Class Y | Net Other Assets and Liabilities one [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | Water & Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | Multifamily Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.60%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	6.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.70%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	4.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.60%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	2.60%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.40%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | IOWA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.10%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
BNY Mellon Opportunistic Municipal Securities Fund - Class Z | Net Other Assets and Liabilities one [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%